INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2014	2013

Raw materials, parts and supplies	$8,130	$5,364
Work in progress	5,477	5,036
Finished products	11,505	16,741

	$25,112	$27,141

b.         Inventory write-offs totaled $ 1,002, $ 2,080 and $ 1,332 in 2014, 2013 and 2012, respectively.